Notes Payable - LMFA Note Payable - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 15, 2023	Oct. 28, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 13, 2023	Nov. 02, 2022	Sep. 09, 2022
Notes Payable [Line Items]
Debt instrument, face amount						$ 63
Debt instrument, interest rate						3.75%
Notes payable current			$ 5,907	$ 5,907		$ 1,178	$ 0
Cash proceeds				100	$ 1,681	1,878	$ 0
Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount	$ 3,261
LMFA Note Payable [Member]
Notes Payable [Line Items]
Debt instrument, face amount									$ 268	$ 700
Debt instrument, interest rate										15.00%
Notes payable current						700
Interest expense			7	$ 19		19
Line of credit facility, expiration date		Oct. 30, 2023		Jun. 15, 2024
Notes payable, gross			$ 438	$ 438		968
Percentage of the gross cash proceeds received from any future debt		5.00%
Cash proceeds		$ 500
LMFA Note Payable [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Debt instrument, face amount								$ 100
Debt instrument, interest rate								7.00%
Line of credit facility, expiration date	Jun. 15, 2024
LMFA Note Payable [Member] | Minimum [Member]
Notes Payable [Line Items]
Line of credit facility, interest rate during period		7.00%
Line of credit facility, interest rate at period end		15.00%
LMFA Note Payable [Member] | Maximum [Member]
Notes Payable [Line Items]
Line of credit facility, interest rate during period		15.00%
Line of credit facility, interest rate at period end		18.00%
Interest Bearing Note [Member] | LMFA Note Payable [Member]
Notes Payable [Line Items]
Notes payable, gross						700
Noninterest Bearing Note [Member] | LMFA Note Payable [Member]
Notes Payable [Line Items]
Notes payable, gross						$ 268